Related Party Transactions - Schedule of Loans Payable to Related Parties (Details) - Related Party [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loans Payable to Related Parties [Line Items]
Less: Current portion of loans payable to related parties	$ (358,557)	$ (254,032)
Loans payable to related parties, net of current portion		44,703
Promissory note issued to Mark Porter [Member]
Schedule of Loans Payable to Related Parties [Line Items]
Promissory note	115,672	100,000
Convertible promissory note issued to Mark Porter [Member]
Schedule of Loans Payable to Related Parties [Line Items]
Promissory note	242,885	154,032
Convertible promissory note issued [Member]
Schedule of Loans Payable to Related Parties [Line Items]
Promissory note		44,703
Related Party [Member]
Schedule of Loans Payable to Related Parties [Line Items]
Promissory note	$ 358,557	$ 298,735